PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION- Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating Expenses
General and administrative expenses	¥ (842,354)	$ (132,184)	¥ (535,111)	¥ (415,277)
Operating loss	21,314	3,345	116,604	182,234
Changes in the fair value of convertible promissory notes	829,149	130,112	(2,544,220)
Loss before income taxes	626,508	98,313	(2,570,923)	(175,809)
Comprehensive (loss) income attributable to VNET Group, Inc.	465,190	72,999	(2,842,786)	(190,367)
Income tax expenses	(111,407)	(17,482)	(109,336)	(5,437)
Net (loss) income attributable to the VNET Group, Inc.	500,098	78,477	(2,709,347)	(182,292)
Parent Company
Operating Expenses
General and administrative expenses	(275,881)	(43,292)	(94,175)	(44,490)
Operating loss	(275,881)	(43,292)	(94,175)	(44,490)
Other loss	(119,932)	(18,820)	(168,656)	(274,572)
Changes in the fair value of convertible promissory notes	829,149	130,112	(2,544,220)
Share of profits from subsidiaries and Consolidated VIEs	66,762	10,477	97,704	136,770
Loss before income taxes	500,098	78,477	(2,709,347)	(182,292)
Comprehensive (loss) income attributable to VNET Group, Inc.		72,999	(2,842,786)	(190,367)
Income tax expenses	0	0	0	0
Net (loss) income attributable to the VNET Group, Inc.	500,098	$ 78,477	¥ (2,709,347)	¥ (182,292)
Reportable Legal Entities [Member] | Parent Company
Operating Expenses
Comprehensive (loss) income attributable to VNET Group, Inc.	465,190
Net (loss) income attributable to the VNET Group, Inc.	¥ 500,098